VANECK ENVIRONMENTAL SUSTAINABILITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 98.8%
Australia: 1.9%
Allkem Ltd. *	9,011	$72,188
Ecograf Ltd. * †	86,700	10,230
Jervois Global Ltd. *	24,900	1,108
		83,526
Brazil: 0.5%
Yara International ASA (NOK)	470	20,426
British Virgin Islands: 0.1%
Talon Metals Corp. (CAD) *	17,050	4,542
Canada: 1.4%
Ballard Power Systems, Inc. (USD) * †	1,900	10,583
Euro Manganese, Inc. (AUD) *	92,600	13,622
Li-Cycle Holdings Corp. (USD) * †	2,760	15,539
Maple Leaf Foods, Inc. †	1,040	20,123
		59,867
Cayman Islands: 3.3%
FREYR Battery SA (USD) * †	15,260	135,661
China: 5.3%
BYD Co. Ltd. (HKD)	4,500	132,373
Contemporary Amperex Technology Co. Ltd.	1,000	59,181
Flat Glass Group Co. Ltd. (HKD) †	12,000	34,322
		225,876
Denmark: 4.8%
Novozymes A/S	1,030	52,739
Orsted AS 144A	840	71,625
Vestas Wind Systems A/S	2,800	81,604
		205,968
Finland: 3.2%
Neste Oyj	2,710	133,885
France: 5.4%
Cie de Saint-Gobain	440	25,011
Engie SA	6,800	107,608
Legrand SA	520	47,514
Nexans SA	490	48,823
		228,956
Germany: 3.7%
Infineon Technologies AG	3,710	152,352
Ireland: 0.5%
Kerry Group Plc	230	22,937
Isle of Man: 0.0%
Agronomics Ltd. *	14,600	1,961
Italy: 1.1%
Enel SpA	7,600	46,352
Japan: 2.8%
Keyence Corp.	240	117,626
Netherlands: 1.4%
OCI NV	1,780	60,342
South Korea: 4.7%
LG Energy Solution Ltd. *	240	108,133
	Number of Shares	Value
South Korea (continued)
Samsung SDI Co. Ltd.	160	$90,886
		199,019
Spain: 1.6%
Avangrid, Inc. (USD)	950	37,886
Soltec Power Holdings SA *	4,800	31,694
		69,580
Sweden: 3.2%
Atlas Copco AB	8,400	106,414
Oatly Group AB (ADR) * †	12,650	30,613
		137,027
Switzerland: 0.5%
Givaudan SA	7	22,784
United States: 53.4%
Array Technologies, Inc. *	3,720	81,394
Ball Corp.	1,100	60,621
Benson Hill, Inc. * †	4,500	5,175
Beyond Meat, Inc. *	340	5,518
Bloom Energy Corp. *	1,900	37,867
Bunge Ltd.	970	92,654
Clean Harbors, Inc. *	250	35,640
Corteva, Inc.	340	20,505
Darling Ingredients, Inc. *	1,490	87,016
Deere & Co.	400	165,152
Enphase Energy, Inc. *	510	107,243
EVgo, Inc. * †	8,000	62,320
Generac Holdings, Inc. *	310	33,483
Hannon Armstrong Sustainable Infrastructure Capital, Inc. †	760	21,736
Ingredion, Inc.	210	21,363
International Flavors & Fragrances, Inc.	190	17,472
John Bean Technologies Corp.	110	12,022
Lindsay Corp.	150	22,670
MP Materials Corp. *	1,560	43,976
NextEra Energy Partners LP	730	44,348
Ormat Technologies, Inc.	1,150	97,486
Pentair Plc	990	54,717
Piedmont Lithium, Inc. *	1,460	87,673
Plug Power, Inc. * †	1,300	15,236
Quanta Services, Inc.	1,460	243,294
Republic Services, Inc.	690	93,302
SolarEdge Technologies, Inc. *	700	212,765
Stem, Inc. * †	10,020	56,813
Sunnova Energy International, Inc. * †	2,800	43,736
Teradyne, Inc.	640	68,806
Tesla, Inc. *	360	74,686
TPI Composites, Inc. *	2,500	32,625
Trimble, Inc. *	1,800	94,356
Xylem, Inc.	1,000	104,700
		2,258,370
Total Common Stocks (Cost: $5,128,075)		4,187,057

1

VANECK ENVIRONMENTAL SUSTAINABILITY FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
MASTER LIMITED PARTNERSHIP: 0.9% (Cost: $45,048)
Canada: 0.9%
Brookfield Renewable Partners LP (USD)	1,200	$37,812

MONEY MARKET FUND: 0.7% (Cost: $29,817)
Invesco Treasury Portfolio - Institutional Class	29,817	29,817

Total Investments Before Collateral for Securities Loaned: 100.4% (Cost: $5,202,940)		4,254,686
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 8.4%
Money Market Fund: 8.4% (Cost: $353,852)
State Street Navigator Securities Lending Government Money Market Portfolio	353,852	$353,852
Total Investments: 108.8% (Cost: $5,556,792)		4,608,538
Liabilities in excess of other assets: (8.8)%		(371,770)
NET ASSETS: 100.0%		$4,236,768

Definitions:

ADR	American Depositary Receipt
AUD	Australia Dollar
CAD	Canadian Dollar
HKD	Hong Kong Dollar
NOK	Norwegian Krone
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $434,160.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $71,625, or 1.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Renewable Energy	30.3%	$1,287,806
Advanced Materials	24.7	1,048,930
Smart Resource Management	19.7	842,140
Agriculture Technology	15.5	658,804
Recycling	4.8	205,102
Water	4.3	182,087
Money Market Fund	0.7	29,817
	100.0%	$4,254,686
2